GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
The following table is a summary of the activity in goodwill by segment.

(in millions)	Americas	EMEA	APAC	Total
December 31, 2018	$2,386	$393	$223	$3,002
Additions	101	10	—	111
Acquisition accounting adjustments	(2)	(5)	—	(7)
Currency translation	(57)	(13)	(6)	(76)
December 31, 2019	$2,428	$385	$217	$3,030
Additions	26	1	7	34
Acquisition accounting adjustments	(45)	(6)	(2)	(53)
Currency translation	165	26	15	206
December 31, 2020	$2,574	$406	$237	$3,217

Other Intangible Assets, Net
The following table is a summary of our other intangible assets.

(in millions)	Developed technology, including patents	Other amortized intangible assets	Indefinite-lived intangible assets	Total
December 31, 2020
Gross other intangible assets	$2,713	$495	$169	$3,377
Accumulated amortization	(1,374)	(332)	—	$(1,706)
Other intangible assets, net	$1,339	$163	$169	$1,671
December 31, 2019
Gross other intangible assets	$2,309	$464	$173	$2,946
Accumulated amortization	(1,190)	(285)	—	$(1,475)
Other intangible assets, net	$1,119	$179	$173	$1,471